Shareholder Report, Average Annual Return (Details)	9 Months Ended	12 Months Ended	28 Months Ended	40 Months Ended	45 Months Ended	48 Months Ended	60 Months Ended	67 Months Ended	80 Months Ended	84 Months Ended	89 Months Ended	93 Months Ended	95 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		14.50%					9.93%							13.01%
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		14.34%					9.77%							12.84%
Advisor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Shares
Average Annual Return, Percent		14.04%					9.50%							12.56%
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		15.41%					16.56%							13.87%
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		15.22%					16.39%							13.69%
Advisor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Shares
Average Annual Return, Percent		14.93%					16.09%							13.41%
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		11.02%					14.21%							16.07%
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		10.84%					14.05%							15.89%
Advisor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Shares
Average Annual Return, Percent		10.59%					13.76%							15.60%
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		16.77%					8.97%			9.52%
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		16.70%					8.82%					10.29%
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		4.37%					5.83%							8.03%
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		4.24%					5.68%							7.87%
Advisor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Shares
Average Annual Return, Percent		3.97%					5.41%							7.60%
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		3.93%					13.33%							6.99%
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		3.78%					13.16%							6.83%
Advisor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Shares
Average Annual Return, Percent		3.50%					12.87%							6.56%
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		6.96%			1.09%
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		6.74%			0.91%
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		13.76%	15.85%
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		13.60%	15.61%
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		16.95%					13.64%		13.88%
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		16.78%					13.45%							11.98%
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		15.64%		6.92%
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		15.49%		6.71%
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		6.24%					0.13%							1.64%
Advisor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Shares
Average Annual Return, Percent		5.89%					(0.14%)							1.38%
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		5.68%					(0.73%)			1.65%
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		5.75%					(0.76%)						1.27%
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		1.70%					0.83%							1.74%
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		2.44%					1.58%			2.27%
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		2.28%					1.51%							2.39%
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		2.15%					0.67%	0.53%
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		6.29%					(0.15%)							1.56%
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		6.10%					(0.21%)							1.52%
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		40.15%					17.19%							10.70%
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		40.04%					17.03%							10.54%
Advisor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Shares
Average Annual Return, Percent		39.65%					16.73%							10.26%
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		1.94%					11.99%				9.44%
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		1.74%				5.73%
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent	8.90%
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent	8.80%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		15.66%					16.30%							13.35%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		17.32%					18.17%							17.02%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		15.66%					16.30%							13.35%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		17.32%					18.17%							17.02%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		15.66%					16.30%							13.35%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		17.32%					18.17%							17.02%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		15.16%					16.64%							13.65%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		15.16%					16.64%							13.65%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		15.16%					16.64%							13.65%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		15.66%					16.30%							13.35%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		17.32%					18.17%							17.02%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		15.66%					16.30%							13.35%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		17.32%					18.17%							17.02%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		15.66%					16.30%							13.35%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		17.32%					18.17%							17.02%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		15.66%					16.30%			14.05%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
Average Annual Return, Percent		26.49%					12.65%			12.67%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		15.66%					16.30%					13.94%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
Average Annual Return, Percent		26.49%					12.65%					13.09%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		15.66%					16.30%							13.35%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent		9.73%					7.42%							7.14%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		15.66%					16.30%							13.35%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent		9.73%					7.42%							7.14%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		15.66%					16.30%							13.35%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent		9.73%					7.42%							7.14%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		15.66%					16.30%							13.35%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Average Annual Return, Percent		5.54%					12.47%							6.72%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		15.66%					16.30%							13.35%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Average Annual Return, Percent		5.54%					12.47%							6.72%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		15.66%					16.30%							13.35%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Average Annual Return, Percent		5.54%					12.47%							6.72%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		15.66%			11.11%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent		7.68%			1.08%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		15.66%			11.11%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent		7.68%			1.08%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		15.66%	22.47%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent		13.70%	13.06%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		15.66%	22.47%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent		13.70%	13.06%
MSCI All Country World Index (ACWI) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (ACWI)
Average Annual Return, Percent		16.17%					13.65%		11.96%
MSCI All Country World Index (ACWI) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (ACWI)
Average Annual Return, Percent		16.17%					13.65%							9.93%
MSCI ACWI ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Average Annual Return, Percent		17.72%		7.68%
MSCI ACWI ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Average Annual Return, Percent		17.72%		7.68%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%					(0.73%)							1.76%
Bloomberg Intermediate U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate U.S. Aggregate Bond Index
Average Annual Return, Percent		6.69%					0.23%							1.80%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%					(0.73%)							1.76%
Bloomberg Intermediate U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate U.S. Aggregate Bond Index
Average Annual Return, Percent		6.69%					0.23%							1.80%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%					(0.73%)			1.79%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%					(0.73%)						1.44%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.11%					0.51%							2.20%
Bloomberg Municipal 1-15 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal 1-15 Year Index
Average Annual Return, Percent		2.63%					0.86%							2.13%
Bloomberg 1-10 Year Blended Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-10 Year Blended Municipal Bond Index
Average Annual Return, Percent		3.47%					0.96%							1.96%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.11%					0.51%			1.93%
Bloomberg Municipal 1-15 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal 1-15 Year Index
Average Annual Return, Percent		2.63%					0.86%			2.07%
Bloomberg 1-10 Year Blended Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-10 Year Blended Municipal Bond Index
Average Annual Return, Percent		3.47%					0.96%			2.00%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.11%					0.51%							2.20%
Bloomberg Municipal 1 15 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal 1–15 Year Index
Average Annual Return, Percent		2.63%					0.86%							2.13%
Bloomberg 1-10 Year Blended Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-10 Year Blended Municipal Bond Index
Average Annual Return, Percent		3.47%					0.96%							1.96%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.11%					0.51%	0.90%
Bloomberg Municipal 1-15 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal 1-15 Year Index
Average Annual Return, Percent		2.63%					0.86%	1.23%
Bloomberg 1-10 Year Blended Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-10 Year Blended Municipal Bond Index
Average Annual Return, Percent		3.47%					0.96%	1.30%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%					(0.73%)							1.76%
Bloomberg Mortgage Backed Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Mortgage Backed Securities Index
Average Annual Return, Percent		6.52%					(0.60%)							1.30%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.08%					(0.73%)							1.76%
Bloomberg Mortgage Backed Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Mortgage Backed Securities Index
Average Annual Return, Percent		6.52%					(0.60%)							1.30%
MSCI Europe Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Europe Index
Average Annual Return, Percent		18.38%					12.38%							6.78%
MSCI Europe Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Europe Index
Average Annual Return, Percent		18.38%					12.38%							6.78%
MSCI Europe Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Europe Index
Average Annual Return, Percent		18.38%					12.38%							6.78%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		15.66%					16.30%				13.82%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent		13.70%					13.93%				9.14%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		15.66%				10.43%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Average Annual Return, Percent		13.70%				7.51%
TOPIX Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TOPIX Index
Average Annual Return, Percent	8.15%
TOPIX Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TOPIX Index
Average Annual Return, Percent	8.15%